Note 14 - Warrants (Details) (USD $)	1 Months Ended			12 Months Ended			1 Months Ended
	Jul. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Dec. 31, 2013	Feb. 01, 2011
Note 14 - Warrants (Details) [Line Items]
Warrants Exercisable Term	5 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 2.55	$ 2.10
Proceeds from Issuance or Sale of Equity (in Dollars)	$ 3,075,000	$ 3,121,800	$ 5,000,000		$ 6,196,800	$ 5,000,000
Stock Issued During Period, Shares, New Issues	1,500,000	1,815,000	1,818,182
Sale of Stock, Price Per Share (in Dollars per share)	$ 2.05	$ 1.72	$ 2.75
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		0.25
Warrants and Rights Outstanding (in Dollars)	328,350	407,558			5,438,022
Fair Value Assumptions, Expected Volatility Rate	62.40%	63.00%
Fair Value Assumptions, Risk Free Interest Rate	0.58%	0.40%
Fair Value Assumptions, Expected Term	5 years			4 years
Adjustments to Additional Paid in Capital, Other (in Dollars)				(510,216)
Class of Warrant or Right, Outstanding				5,879,300	6,360,300	7,286,000
Stock Issued During Period, Shares, Conversion of Convertible Securities				0
(in Dollars)				781,220	980,382
Proceeds from Warrant Exercises (in Dollars)				781,220	980,382
Reclass Of Warrant Liabilities [Member]
Note 14 - Warrants (Details) [Line Items]
Adjustments to Additional Paid in Capital, Other (in Dollars)				5,438,022			5,438,022
Warrant [Member]
Note 14 - Warrants (Details) [Line Items]
Change in Fair Value Warrants (in Dollars)					(3,356,534)	3,841,233
Series A Common Share Purchase Warrant [Member]
Note 14 - Warrants (Details) [Line Items]
Warrants Issued								4,800,000
Warrants Exercisable Term								5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 2.50				$ 2.50
Fair Value Assumptions, Expected Volatility Rate					67.93%
Fair Value Assumptions, Risk Free Interest Rate					0.12%
Fair Value Assumptions, Expected Term					2 years 73 days
Class of Warrant or Right, Outstanding				3,285,000	3,670,000
Series B Common Share Purchase Warrant [Member]
Note 14 - Warrants (Details) [Line Items]
Warrants Issued								4,800,000
Warrants Exercisable Term								2 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								$ 2.50
Private Placement Offering [Member]
Note 14 - Warrants (Details) [Line Items]
Warrants Issued								96,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								$ 3.125
July 2013 Warrants [Member]
Note 14 - Warrants (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 2.55
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	0.25
Warrants and Rights Outstanding (in Dollars)					493,948
Fair Value Assumptions, Expected Volatility Rate					55.51%
Fair Value Assumptions, Risk Free Interest Rate					0.64%
Fair Value Assumptions, Expected Term					4 years 255 days
Class of Warrant or Right, Outstanding				870,000	870,000
Cash Exercise Of Warrants [Member]
Note 14 - Warrants (Details) [Line Items]
Warrants Exercised				481,000	770,700
Stock Issued During Period, Shares, Conversion of Convertible Securities					205,175
Cashless Exercise [Member]
Note 14 - Warrants (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities				288,500
Special Voting Shares [Member]
Note 14 - Warrants (Details) [Line Items]
Stock Issued During Period, Shares, New Issues					3,315,000	1,818,182
(in Dollars)				$ 1,291,436	$ 980,382